Risk information - Key figures for liquidity risk (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR	611.00%	583.00%
NSFR	120.00%	129.00%
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR	611.00%	583.00%
NSFR	120.00%	129.00%